Propery, Plant and Equipment, Net (Details) - Schedule of propery plant and equipment net - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 5,384,983	$ 9,480,201
Less: accumulated depreciation	(1,278,427)	(733,815)
Property, plant and equipment, net	4,106,511	8,746,386
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,676,037	6,020,735
Equipment for Rental Business [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,457,548	1,401,580
Production Line for E-Bicycles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	469,002	1,267,954
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	490,124	541,096
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	118,716	127,957
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	109,492	120,879
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 64,064